JOINT VENTURES	12 Months Ended
Jun. 30, 2019
JOINT VENTURES
JOINT VENTURES

12. JOINT VENTURES

In September 2018, the participation of Rizobacter S.A. in Indrasa Biotecnología S.A. decreased from 52.50% to 35%, therefore the Group lost the control over this subsidiary.

In June 2019, Bioceres Crop Solutions signed a share purchase agreement with Bioceres S.A. for the 50% of the ownership in Semya. See Note 4.5.

Investments in joint ventures and affiliates:

	06/30/2019	06/30/2018	06/30/2017
Assets
Semya S.A. (1)	—	2,972,239	5,263,819
Synertech Industrias S.A.	25,297,376	16,099,816	26,844,410
Indrasa Biotecnología S.A.	23,652	—	—
	25,321,028	19,072,055	32,108,229

	06/30/2019	06/30/2018	06/30/2017
Liabilities
Trigall Genetics S.A.	1,970,903	2,012,298	1,527,286
	1,970,903	2,012,298	1,527,286

(1)As a result of the share purchase agreement with Bioceres S.A., Semya is a consolidated subsidiary as of June 30, 2019. (See Note 4.5).

Changes in join ventures investmens and affiliates:

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

As of the beginning of the year	17,059,757	30,580,943	31,306,503	(1,188,483)
Adjustment of opening net book amount for the application of IAS 29	8,328,794	—	—	—
Monetary contributions	129,340	—	—	—
Non-monetary contributions	94,355	679,510	1,150,259	—
Parent company investment	294,041	121,479	82,872	162,012
Loss of control of Indrasa Biotecnología S.A.	10,591	—	—
Adquisicion of control of Semya S.A.	(3,684,585)	—	—
Revaluation of property, plant and equipment	94,009	1,679,818	189,025	—
Business combinations - Synertch	—	—	—	29,000,000
Business combinations - Semya	—	—	—	4,317,619
Foreign currency translation	11,337	(13,865,192)	(1,498,641)	(277,603)
Share of profit or loss	1,012,486	(2,136,801)	(649,075)	(707,042)
As of the end of the year	23,350,125	17,059,757	30,580,943	31,306,503

Share of profit or loss of joint ventures and affiliates:

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Trigall Genetics S.A.	(2,647)	(606,491)	(38,081)	(545,606)
Semya S.A. (1)	(22,895)	(55,872)	(14,140)	(6,120)
Synertech Industrias S.A.	1,034,818	(1,474,438)	(596,854)	(155,316)
Indrasa Biotecnología S.A.	3,210	—	—	—
	1,012,486	(2,136,801)	(649,075)	(707,042)

Summarized financial information in relation to the joint ventures are presented below:

	Trigall Genetics (i)			Semya (ii)
Summarised balance sheet	06/30/2019	06/30/2018	06/30/2017	06/30/2019 (a)	06/30/2018	06/30/2017
Current assets
Cash and cash equivalents	13,114	44,937	9,758	489	183	76
Other current assets	323,264	66,077	62,137	77,074	14	—
Total current assets	336,379	111,014	71,895	77,563	197	76
Non-current assets
Intangible assests	10,214,575	8,681,400	6,819,534	583,936	217,809	—
Other non- current assets	—	—	—	362,181	448,942	992,143
Total non-current assets	10,214,575	8,681,400	6,819,534	946,117	666,751	992,143
Current liabilities
Financial liabilities	9,476,272	7,878,036	6,378,988	127,074	448,309	220,989
Other current liabilities	1,016,083	1,030,016	607,565	898,623	275,341	440,435
Total current liabilities	10,492,355	8,908,051	6,986,553	1,025,697	723,650	661,424
Non-current liabilities
Other non- current liabilities	460,268	295,575	121,656	42,323	—	—
Total non-current liabilities	460,268	295,575	121,656	42,323	—	—
Net assets	(401,669)	(411,212)	(216,780)	(44,340)	(56,701)	330,795

	Synertech (iii)			Indrasa S.A. (iv)
Summarised balance sheet	06/30/2019	06/30/2018	06/30/2017	06/30/2019	06/30/2018	06/30/2017
Current assets
Cash and cash equivalents	40,634	39,133	85,654	16,296	28,180	33,986
Other current assets	5,709,650	7,182,862	5,878,527	93,654	45,837	83,400
Total current assets	5,750,284	7,221,995	5,964,181	109,950	74,017	117,386
Non-current assets
Property,plan and equipment	15,046,903	8,344,900	15,480,289	18,387	15,243	28,956
Other non- current assets	—	1,328,521	1,449,117	—	—	3,069
Total non-current assets	15,046,903	9,673,421	16,929,406	18,387	15,243	32,025
Current liabilities
Financial liabilities	921,703	705,856	1,428,481	—	—	172
Other current liabilities	4,595,906	6,750,220	5,158,724	60,760	42,166	80,435
Total current liabilities	5,517,609	7,456,076	6,587,205	60,760	42,166	80,607
Non-current liabilities
Financial liabilities	—	1,080,247	2,898,798	—	—	—
Other non- current liabilities	3,974,975	4,801,887	5,378,862	—	—	—
Total non-current liabilities	3,974,975	5,882,134	8,277,660	—	—	—
Net assets	11,304,603	3,557,206	8,028,722	67,577	47,094	68,805

	Trigall Genetics (i)			Semya (ii)
Summarised statements of comprenhensive income	06/30/2019	06/30/2018	06/30/2017	06/30/2019 (a)	06/30/2018	06/30/2017
Revenue	367,646	104,037	21,041	—	—
Interest income	54,003	14,053	—	29,275	—	41,865
Interest expenses	(16,145)	(12,213)	(31,444)	(5,661)	(209,966)	(75,682)
Profit (loss) of the year	(33,195)	(194,432)	(12,986)	(218,627)	(354,151)	(58,356)
Other comprenhensive income	—	—	—	—	(37,036)	163
Total comprenhensive income (loss)	(33,195)	(194,432)	(12,986)	(218,627)	(391,187)	(58,193)

	Synertech (iii)			Indrasa S.A. (iv)
Summarised statements of comprenhensive income	06/30/2019	06/30/2018	06/30/2017	06/30/2019	06/30/2018	06/30/2017
Revenue	18,305,953	6,611,384	1,315,857	452,555	232,290	355,499
Interest income	2,434,610	1,758,129	726,519	1,813	756	315
Interest expenses	(6,193,963)	(5,831,182)	(2,331,246)	(3,001)	(2,516)	—
Depreciation and amortization	(1,074,552)	(653,766)	(1,714,354)	(3,653)	—	—
Profit (loss) of the year	2,278,859	(1,991,754)	(1,822,573)	6,548	7,483	53,468
Other comprenhensive income	334,403	—	—	—	—	—
Total comprenhensive income (loss)	2,613,262	(1,991,754)	(1,822,573)	6,548	7,483	53,468

(a)As of June 30, 2019, Semya is a subsidiary of the Group and is included in the Group's consolidated financial statements. See Note 4.5.

(i) Trigall Genetics S.A.

This joint venture was formed in December 2013 with Florimond Desprez (a company from France with an internationally recognized track record in wheat breeding) through Bioceres Inc. Equity interest is equally shared between both participants.

Trigall is a separately structured vehicle incorporated and operating in Uruguay. The primary activity of Trigall is being engaged in the development and deregulation of conventional and GM wheat varieties in Latin America, which is in line with the Group’s core business.

This joint arrangement provides for each of the joint venture partners to exclusively license its trait and germplasm technologies to Trigall for use in wheat. The Group granted an exclusive, sub licensable license to Trigall for certain of Group`s technologies, including HB4, for use in wheat.

Both the Group and Florimond Desprez have agreed to make loans to Trigall in accordance with each party`s ownership interest in the joint venture to provide it funds needed for its operation and growth.

The first products in Trigall`s pipeline are conventional wheat varieties that will be sold through Bioceres Semillas, as well as through other Trigall licensees. The first Group`s GM product is HB4, which is now in the advanced development and deregulation phase. Trigall is currently seeking to add other market channel partners in the region.

The contractual arrangement provides the Group with only the rights to the net assets of the joint arrangement. The rights to the assets and obligation for liabilities of the joint arrangement rest primarily with Trigall. Under IFRS 11 this joint arrangement is classified as a joint venture and has been included in the Consolidated financial statements using the equity method. The shares of Trigall are not quoted.

There are no significant restrictions on the ability of the joint venture to transfer funds to the Group in the form of cash dividends, or to repay loans or advances made by the Group, except for the obligation to establish a legal reserve for 5% of the profit for the year until reaching 20% of the capital

(ii) Semya

This joint venture was launched in 2012 and formed as a separate vehicle in August 2014 with Rizobacter and Bioceres S.A. Equity interest is equally shared between both participants.

The primary activity of Semya is being engaged in the development and deregulation of second generation agricultural biological products, in particular, seed treatments tailored for particular soil environments, which is in line with the Group’s core business.

The joint venture agreement provides for each party to render the services required to advance a mutually agreed work plan and which each party agrees to fund in proportion to its equity interest.

Under the services agreements, both Bioceres S.A. and Rizobacter agree to provide to Semya the licenses required for product development and commercialization, while results obtained in the provision of the services are owned by Semya. Its creates customized seed treatments based on soil conditions on a given agricultural environment and on specific trait-germplasm combinations.

As mentioned in Note 4.5, in June 2019, Bioceres Crop Solutions signed a share purchase agreement with Bioceres S.A. to acquire the remaining 50% interest in Semya.

(iii) Synertech

Synertech has been included in the Group Bioceres after the acquisition of the majority interest in Rizobacter. This joint venture has arisen from the association between Synertech and De Sangosse, which jointly opened a new fertilizer manufacturing plant in Pergamino, Argentina, on June 28, 2017. Both parties’ equity interest is 50%.

Construction and start-up of the new plant required an investment of more than USD 30 million, and was conceived for research, production and commercialization of the Microstar PZ® microgranulated fertilizer, its byproducts and other possible developments in the agricultural fertilization area to supply both the domestic and export markets, such as Brazil, Paraguay, Bolivia, Uruguay, Chile, Central America and North America, among others, accompanying the exponential growth of Rizobacter in the world markets with a strong international insertion.

The contractual agreement sets forth that the Group only has rights over the net assets under the joint arrangement. The rights over the assets and obligations for the liabilities assumed under the joint arrangement primarily remain with Synertech. Under IFRS 11, this joint arrangement is classified as a joint venture and has been equity-accounted in the Consolidated financial statements. Synertech shares are not listed for trading in a public offering.

There are no significant restrictions on the joint venture’s ability to transfer funds to the Group as cash dividends, or to repay loans or advances made by the Group, except for the obligation to set up a legal reserve for 5% of the profit for the fiscal year until 20% of capital is reached.

(iv) Indrasa S.A.

This comapany was formed to develope customized solutions, high technology and R&D projects for the creation of innovative products, applying techniques of microbiology, biotechnology, nanotechnology and agronomy.

As mentioned before, Rizobacter used to have the 52.913% of the participation. At the end of the period ended September 30, 2018, the participation decreased to 35%, therefore the Group lost the control over this subsidiary.

(v) Verdeca LLC

This joint venture was formed in February 2012 with Arcadia (an USA based company that develops agricultural biotechnologies) through Bioceres Inc. Equity interest is equally shared between both participants.

Verdeca LLC is a separately structured vehicle incorporated and operating in USA. The primary activity of Verdeca is the development and deregulation of soybean traits with second generation technology, which is in line with the Group’s core business.

This joint arrangement provides for each of the joint venture partners to license its trait technologies to Verdeca for use in soybeans. The Group will grant an exclusive, worldwide, sub licensable license to Verdeca for its technologies, including HB4, for use in soybeans. Both partners also will grant Verdeca a right of first offer to obtain a license to the intellectual property rights that are owned, licensed to, or acquired by the Group or Arcadia, as applicable, in the future and that are reasonably necessary or useful with respect to soybean traits.

The first product in Verdeca pipeline is the Group`s HB4 trait, a drought and salinity tolerance trait that is in the advanced development phase. Verdeca`s pipeline also includes Arcadia`s nutrient use efficiency and water use efficiency technologies, which are combined in a two-trait stack that will be further stacked with HB4. Verdeca has successfully negotiated favorable market access in South America and is growing its partnerships in USA, India and China.

The contractual arrangement provides the Group with only the rights to the net assets of the joint arrangement. The rights to the assets and obligation for liabilities of the joint arrangement rest primarily with Verdeca. Under IFRS 11 this joint arrangement is classified as a joint venture and has been included in the Consolidated financial statements using the equity method. The shares of Verdeca are not quoted.

There are no significant restrictions on the ability of the joint venture to transfer funds to the Group in the form of cash dividends, or to repay loans or advances made by the Group.

As of June 30, 2019, and until the date of issue of these Consolidated financial statements, the license had not been formalized, so the partners (Bioceres LLC and Arcadia) will grant Verdeca an exclusive license for use and commercialization of their HB4 Soybean and other technologies. Therefore, at those dates, Verdeca has not recorded any assets, liabilities or results because it does not have control over those technologies.